UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5276

Value Line Strategic Asset Management Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

Item I.	Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/06 is included with this Form.

■ Value Line Strategic Asset Management Trust (“The Trust”)	Annual Report To Contractowners

Stephen E. Grant, Portfolio Manager (right)

Jeffrey D. Geffen, Director of Bond Management (left)

Objective:

High total investment return consistent with reasonable risk

Inception Date:

October 1, 1987

Net Assets at December 31, 2006:

$628,674,260

Portfolio composition at December 31, 2006:

(Percentage of Total Net Assets)

An Update from Trust Management

The Trust earned a total return of 6.85% in 2006. This compared with a total return of 15.79% for the S&P 500 Index and a total return of 3.78% for the Lehman Government/Credit Bond Index. This marked the first time since 2003 that the Trust did not outperform both indices.

In selecting stocks, we rely on the Value Line Timeliness Ranking and Performance Ranking Systems. These proprietary systems favor companies with strong relative earnings momentum and stock price momentum. After doing very well in 2004 and ’05, these growth-type stocks continued to help the Trust outpace the indices in the first one-third of 2006. But then profit-taking hit these issues hard in May and June, and the Trust needed the rest of the year to fully recover, while the indices went on to set new highs.

In allocating assets, we are guided by Value Line’s proprietary stock market and bond market models, which incorporate a number of economic and financial variables. The Trust’s allocation remained about 75% stocks, 15% bonds, and 10% cash throughout the year, as the models’ guidance changed very little. We are pleased to note that the Trust’s average annual total return of 11.0% since inception in 1987 has been achieved even while holding a significant portion of assets in bonds and cash, which has limited the risk exposure of our shareholders. Steve Grant has been lead portfolio manager of the Fund since 1991.

The views expressed above are those of the Trust’s portfolio manager(s) as of December 31, 2006 and are subject to change without notice. They do not necessarily represent the views of Value Line. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of the Trust, any individual security, any market or market segment. The composition of the Trust’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Common Stock Holdings  (As of 12/31/2006)

Company	Percentage of Total Net Assets
Coach, Inc.	1.33%
ITT Corp.	1.27%
Johnson Controls, Inc.	1.00%
Thermo Fisher Scientific, Inc.	0.95%
Praxair, Inc.	0.91%
XTO Energy, Inc.	0.81%
Wells Fargo & Co.	0.81%
Berkley (W.R.) Corp.	0.78%
Ecolab, Inc.	0.78%
WellPoint, Inc.	0.77%

About information in this report:

•	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•

The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Lehman Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	1

■ Value Line Strategic Asset Management Trust (“The Trust”)	Annual Report To Contractowners

Sector Weightings vs. Index  (As of 12/31/2006)

Average Annual Total Returns  (For periods ended 12/31/2006)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception
Value Line Strategic Asset Management Trust	6.85%	9.35%	5.91%	8.05%	10.98%
60%/40% S&P 500 Index: Lehman Gov’t/Credit Bond Index	10.99%	7.64%	5.78%	7.56%	10.19%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Growth of a Hypothetical $10,000 Investment

To give you a comparison, the chart below shows you the performance of a hypothetical $10,000 investment made 10 years ago in the Value Line Strategic Asset Management Trust to that of the 60/40 S&P 500 Index/Lehman Government/Credit Bond Index. Index returns do not include the fees and expenses of the Trust, but do include the reinvestment of dividends.

2	VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

■ Value Line Strategic Asset Management Trust (“The Trust”)	Annual Report To Contractowners

Trust Expenses (Unaudited)

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2006 and held for six months ended December 31, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,044.10	$4.28	0.83%
Hypothetical (5% return before expenses)	$1,000	$1,021.02	$4.23	0.83%

*	Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Trust’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	3

■	Value Line Strategic Asset Management Trust

Schedule of Investments

December 31, 2006

Common Stocks — 76.0%
Shares		Value

Advertising — 0.3%
47,000	aQuantive, Inc.*	$1,159,020
14,000	R.H. Donnelley Corp.	878,220

		2,037,240

Aerospace/Defense — 2.9%
24,800	Armor Holdings, Inc.*	1,360,280
5,000	BE Aerospace, Inc.*	128,400
18,000	Boeing Co. (The)	1,599,120
32,730	DRS Technologies, Inc.	1,724,216
22,000	General Dynamics Corp.	1,635,700
21,000	L-3 Communications Holdings, Inc.	1,717,380
14,000	Lockheed Martin Corp.	1,288,980
48,000	Precision Castparts Corp.	3,757,440
66,000	Rockwell Collins, Inc.	4,177,140
15,000	Teledyne Technologies, Inc.*	601,950

		17,990,606

Air Transport — 0.5%
27,000	FedEx Corp.	2,932,740

Apparel — 1.2%
27,000	Guess?, Inc.*	1,712,610
28,000	Phillips-Van Heusen Corp.	1,404,760
40,000	Polo Ralph Lauren Corp. Class A	3,106,400
18,000	VF Corp.	1,477,440

		7,701,210

Auto & Truck — 0.2%
28,000	Oshkosh Truck Corp.	1,355,760

Auto Parts — 1.2%
22,000	BorgWarner, Inc.	1,298,440
73,000	Johnson Controls, Inc.	6,272,160

		7,570,600

Bank — 2.3%
70,000	Bank of Hawaii Corp.	3,776,500
43,000	Compass Bancshares, Inc.	2,564,950
22,000	M&T Bank Corp.	2,687,520
144,000	Wells Fargo & Co.	5,120,640

		14,149,610

Bank–Canadian — 0.4%
36,800	Royal Bank of Canada	1,753,520
11,284	Toronto-Dominion Bank (The)	675,573

		2,429,093

Bank–Midwest — 0.4%
26,000	Marshall & Ilsley Corp.	1,250,860
25,000	Northern Trust Corp.	1,517,250

		2,768,110

Beverage–Alcoholic — 0.3%
24,000	Brown-Forman Corp. Class B	1,589,760

Biotechnology — 0.2%
24,000	United Therapeutics Corp.*	1,304,880

Building Materials — 0.6%
15,000	Fluor Corp.	1,224,750
29,000	Jacobs Engineering Group, Inc.*	2,364,660
6,000	NCI Building Systems, Inc.*	310,500

		3,899,910

Cable TV — 0.2%
32,000	Comcast Corp. Class A*	1,354,560

Shares		Value

Canadian Energy — 0.4%
17,000	Suncor Energy, Inc.	$1,341,470
67,000	Talisman Energy, Inc.	1,138,330

		2,479,800

Cement & Aggregates — 0.6%
23,600	Eagle Materials, Inc.	1,020,228
15,000	Martin Marietta Materials, Inc.	1,558,650
15,000	Vulcan Materials Co.	1,348,050

		3,926,928

Chemical–Diversified — 1.0%
22,000	Air Products & Chemicals, Inc.	1,546,160
23,600	Albemarle Corp.	1,694,480
56,000	Monsanto Co.	2,941,680

		6,182,320

Chemical–Specialty — 2.2%
39,000	Airgas, Inc.	1,580,280
108,000	Ecolab, Inc.	4,881,600
96,000	Praxair, Inc.	5,695,680
24,200	Sigma-Aldrich Corp.	1,880,824

		14,038,384

Coal — 0.5%
26,000	Joy Global, Inc.	1,256,840
40,000	Peabody Energy Corp.	1,616,400

		2,873,240

Computer & Peripherals — 0.3%
50,000	Hewlett-Packard Co.	2,059,500

Computer Software & Services — 1.5%
34,000	Accenture Ltd. Class A	1,255,620
56,000	Cognizant Technology Solutions Corp. Class A*	4,320,960
23,000	DST Systems, Inc.*	1,440,490
46,000	Infosys Technologies Ltd. ADR	2,509,760

		9,526,830

Diversified Companies — 4.2%
23,000	Acuity Brands, Inc.	1,196,920
73,500	AMETEK, Inc.	2,340,240
24,000	Brink’s Co. (The)	1,534,080
63,600	Danaher Corp.	4,607,184
26,000	Fortune Brands, Inc.	2,220,140
140,000	ITT Corp.	7,954,800
42,000	McDermott International, Inc.*	2,136,120
24,000	Textron, Inc.	2,250,480
36,000	United Technologies Corp.	2,250,720

		26,490,684

Drug — 2.4%
13,700	Allergan, Inc.	1,640,438
30,000	Amylin Pharmaceuticals, Inc.*	1,082,100
76,000	Celgene Corp.*	4,372,280
38,000	Covance, Inc.*	2,238,580
20,000	Genzyme Corp.*	1,231,600
39,000	Gilead Sciences, Inc.*	2,532,270
52,000	Pharmaceutical Product Development, Inc.	1,675,440

		14,772,708

E-Commerce — 0.2%
18,000	Akamai Technologies, Inc.*	956,160

See notes to financial statements.

4

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2006

Shares		Value

Educational Services — 0.2%
20,000	ITT Educational Services, Inc.*	$1,327,400

Electrical Equipment — 2.1%
16,200	Cooper Industries Ltd. Class A	1,464,966
34,000	Emerson Electric Co.	1,499,060
30,000	Garmin Ltd.	1,669,800
34,000	General Cable Corp.*	1,486,140
10,000	Rockwell Automation, Inc.	610,800
34,000	Thomas & Betts Corp.*	1,607,520
47,000	Trimble Navigation Ltd.*	2,384,310
38,000	WESCO International, Inc.*	2,234,780

		12,957,376

Electrical Utility–Central — 0.6%
30,000	Entergy Corp.	2,769,600
20,000	TXU Corp.	1,084,200

		3,853,800

Electrical Utility–East — 0.9%
37,000	Exelon Corp.	2,289,930
21,000	FirstEnergy Corp.	1,266,300
52,000	Southern Co. (The)	1,916,720

		5,472,950

Electrical Utility–West — 0.4%
41,000	Sempra Energy	2,297,640

Electronics — 0.9%
34,000	Amphenol Corp. Class A	2,110,720
41,000	Harris Corp.	1,880,260
47,000	MEMC Electronic Materials, Inc.*	1,839,580

		5,830,560

Environmental — 0.8%
53,000	Republic Services, Inc.	2,155,510
21,000	Stericycle, Inc.*	1,585,500
38,000	Waste Connections, Inc.*	1,578,900

		5,319,910

Financial Services–Diversified — 2.9%
14,000	Affiliated Managers Group, Inc.*	1,471,820
22,000	American Express Co.	1,334,740
19,500	BlackRock, Inc. Class A	2,962,050
52,000	Brown & Brown, Inc.	1,466,920
27,000	CIT Group, Inc.	1,505,790
26,000	Eaton Vance Corp.	858,260
15,000	Franklin Resources, Inc.	1,652,550
52,600	Global Payments, Inc.	2,435,380
56,000	Leucadia National Corp.	1,579,200
33,000	Principal Financial Group, Inc.	1,937,100
26,000	T. Rowe Price Group, Inc.	1,138,020

		18,341,830

Food Processing — 0.8%
57,000	Dean Foods Co.*	2,409,960
20,000	Ralcorp Holdings, Inc.*	1,017,800
25,000	Wrigley (WM) Jr. Co.	1,293,000

		4,720,760

Home Appliances — 0.5%
73,000	Toro Co. (The)	3,403,990

Hotel/Gaming — 0.8%
18,000	Boyd Gaming Corp.	815,580
15,000	Harrah’s Entertainment, Inc.	1,240,800
39,000	International Game Technology	1,801,800

Shares		Value

18,000	Marriott International, Inc. Class A	$858,960
10,000	MGM MIRAGE*	573,500

		5,290,640

Household Products — 0.4%
52,000	Scotts Miracle-Gro Co. (The) Class A	2,685,800

Human Resources — 0.4%
25,000	Administaff, Inc.	1,069,250
30,500	Watson Wyatt Worldwide, Inc. Class A	1,377,075

		2,446,325

Industrial Services — 1.9%
32,000	Amdocs Ltd.*	1,240,000
59,000	C.H. Robinson Worldwide, Inc.	2,412,510
39,000	Corrections Corp. of America*	1,763,970
27,400	EMCOR Group, Inc.*	1,557,690
28,000	Expeditors International of Washington, Inc.	1,134,000
29,600	Iron Mountain, Inc.*	1,223,664
32,300	URS Corp.*	1,384,055
31,000	World Fuel Services Corp.	1,378,260

		12,094,149

Information Services — 1.6%
27,000	Alliance Data Systems Corp.*	1,686,690
23,000	Corporate Executive Board Co. (The)	2,017,100
36,000	Dun & Bradstreet Corp. (The)*	2,980,440
31,000	Equifax, Inc.	1,258,600
21,000	FactSet Research Systems, Inc.	1,186,080
12,000	Moody’s Corp.	828,720

		9,957,630

Insurance–Life — 1.2%
37,000	AFLAC, Inc.	1,702,000
66,000	Manulife Financial Corp.	2,230,140
35,000	MetLife, Inc.	2,065,350
15,000	Prudential Financial, Inc.	1,287,900

		7,285,390

Insurance–Property & Casualty — 1.7%
28,000	Assurant, Inc.	1,547,000
141,750	Berkley (W.R.) Corp.	4,891,792
28,000	Chubb Corp. (The)	1,481,480
44,000	HCC Insurance Holdings, Inc.	1,411,960
32,000	Sun Life Financial, Inc.	1,355,200

		10,687,432

Internet — 0.2%
68,000	E*Trade Financial Corp.*	1,524,560

Machinery — 2.7%
30,000	Foster Wheeler Ltd.*	1,654,200
49,600	Gardner Denver, Inc.*	1,850,576
52,000	Graco, Inc.	2,060,240
28,000	IDEX Corp.	1,327,480
44,000	Lennox International, Inc.	1,346,840
38,600	Manitowoc Company, Inc. (The)	2,293,998
30,000	MSC Industrial Direct Co., Inc. Class A	1,174,500
42,000	Roper Industries, Inc.	2,110,080
48,000	Terex Corp.*	3,099,840

		16,917,754

Manufactured Housing/Recreational Vehicle — 0.1%
20,000	Thor Industries, Inc.	879,800

See notes to financial statements.

5

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2006

Shares		Value

Medical Services — 3.6%
32,000	Aetna, Inc.	$1,381,760
54,256	DaVita, Inc.*	3,086,081
42,000	Healthways, Inc.*	2,003,820
40,000	Humana, Inc.*	2,212,400
20,000	Laboratory Corporation of America Holdings*	1,469,400
30,000	Manor Care, Inc.	1,407,600
74,000	Sierra Health Services, Inc.*	2,666,960
13,000	Sunrise Senior Living, Inc.*	399,360
58,580	UnitedHealth Group, Inc.	3,147,504
61,573	WellPoint, Inc.*	4,845,179

		22,620,064

Medical Supplies — 4.2%
21,000	ArthroCare Corp.*	838,320
36,000	Bard (C.R.), Inc.	2,986,920
23,000	Becton Dickinson & Co.	1,613,450
50,000	DENTSPLY International, Inc.	1,492,500
7,000	Edwards Lifesciences Corp.*	329,280
70,000	Henry Schein, Inc.*	3,428,600
30,000	Hologic, Inc.*	1,418,400
31,000	IDEXX Laboratories, Inc.*	2,458,300
18,000	Illumina, Inc.*	707,580
19,000	Intuitive Surgical, Inc.*	1,822,100
35,000	Kyphon, Inc.*	1,414,000
26,000	McKesson Corp.	1,318,200
46,000	ResMed, Inc.*	2,264,120
86,000	Varian Medical Systems, Inc.*	4,091,020

		26,182,790

Metals & Mining Diversified — 0.4%
26,000	Allegheny Technologies, Inc.	2,357,680

Metals Fabricating — 0.3%
26,000	Harsco Corp.	1,978,600

Natural Gas–Distribution — 0.2%
40,950	Southern Union Co.	1,144,553

Natural Gas–Diversified — 1.6%
48,000	Energen Corp.	2,253,120
70,000	Equitable Resources, Inc.	2,922,500
108,888	XTO Energy, Inc.	5,123,180

		10,298,800

Office Equipment & Supplies — 0.9%
35,000	Office Depot, Inc.*	1,335,950
165,000	Staples, Inc.	4,405,500

		5,741,450

Oilfield Services/Equipment — 0.5%
49,000	FMC Technologies, Inc.*	3,019,870

Packaging & Container — 0.5%
14,000	Ball Corp.	610,400
67,000	Jarden Corp.*	2,330,930

		2,941,330

Petroleum–Integrated — 0.5%
56,000	Denbury Resources, Inc.*	1,556,240
29,000	Sunoco, Inc.	1,808,440

		3,364,680

Petroleum–Producing — 1.0%
107,700	Range Resources Corp.	2,957,442
70,000	Tenaris S.A. ADR	3,492,300

		6,449,742

Shares		Value

Pharmacy Services — 0.4%
32,000	Express Scripts, Inc.*	$2,291,200

Power — 0.2%
60,000	AES Corp. (The)*	1,322,400

Precision Instrument — 1.4%
34,000	Applera Corporation-Applied Biosystems Group	1,247,460
21,000	Mettler Toledo International, Inc.*	1,655,850
132,000	Thermo Fisher Scientific, Inc.*	5,978,280

		8,881,590

Publishing — 0.3%
32,000	McGraw-Hill Cos, Inc. (The)	2,176,640

R.E.I.T. — 1.7%
48,000	Brookfield Properties Co.	1,887,840
11,000	CBL & Associates Properties, Inc.	476,850
20,000	General Growth Properties, Inc.	1,044,600
8,570	Host Hotels & Resorts, Inc.	210,394
30,000	Macerich Co. (The)	2,597,100
54,000	ProLogis	3,281,580
14,000	Starwood Hotels & Resorts Worldwide, Inc.	875,000

		10,373,364

Railroad — 1.5%
34,000	Burlington Northern Santa Fe Corp.	2,509,540
32,000	Canadian National Railway Co.	1,376,960
34,800	CP Holders, Inc.	3,497,818
22,000	Kansas City Southern*	637,560
29,000	Norfolk Southern Corp.	1,458,410

		9,480,288

Recreation — 0.2%
54,500	Shuffle Master, Inc.*	1,427,900

Restaurant — 1.3%
25,000	CKE Restaurants, Inc.	460,000
50,000	Darden Restaurants, Inc.	2,008,500
17,000	Panera Bread Co. Class A*	950,470
84,750	Sonic Corp.*	2,029,763
33,000	Starbucks Corp.*	1,168,860
21,000	Yum! Brands, Inc.	1,234,800

		7,852,393

Retail–Automotive — 0.3%
68,000	O’Reilly Automotive, Inc.*	2,180,080

Retail–Special Lines — 2.3%
21,000	Claire’s Stores, Inc.	695,940
194,000	Coach, Inc.*	8,334,240
42,000	Coldwater Creek, Inc.*	1,029,840
23,000	Dick’s Sporting Goods, Inc.*	1,126,770
59,000	Dress Barn, Inc. (The)*	1,376,470
54,000	Men’s Wearhouse, Inc. (The)	2,066,040

		14,629,300

Retail Building Supply — 1.0%
102,000	Fastenal Co.	3,659,760
62,000	Lowe’s Cos, Inc.	1,931,300
13,000	Tractor Supply Co.*	581,230

		6,172,290

Retail Store — 1.1%
26,500	J.C. Penney Company, Inc.	2,050,040
60,000	Nordstrom, Inc.	2,960,400
12,400	Sears Holdings Corp.*	2,082,332

		7,092,772

See notes to financial statements.

6

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2006

Shares		Value

Securities Brokerage — 1.8%
20,000	Bear Stearns Companies, Inc. (The)	$3,255,600
2,800	Chicago Mercantile Exchange Holdings, Inc.	1,427,300
8,800	Goldman Sachs Group, Inc. (The)	1,754,280
30,000	Investment Technology Group, Inc.*	1,286,400
49,000	Jefferies Group, Inc.	1,314,180
18,000	Merrill Lynch & Co., Inc.	1,675,800
28,500	Raymond James Financial, Inc.	863,835

		11,577,395

Semiconductor — 0.1%
21,000	FormFactor, Inc.*	782,250

Shoe — 0.2%
5,000	NIKE, Inc. Class B	495,150
20,000	Wolverine World Wide, Inc.	570,400

		1,065,550

Steel–General — 1.0%
16,000	Carpenter Technology Corp.	1,640,320
20,000	Cleveland-Cliffs, Inc.	968,800
17,000	IPSCO, Inc.	1,595,790
32,000	Nucor Corp.	1,749,120

		5,954,030

Telecommunication Services — 1.7%
66,000	American Tower Corp. Class A*	2,460,480
62,000	Crown Castle International Corp.*	2,002,600
72,000	NII Holdings, Inc. Class B*	4,639,680
150,000	Qwest Communications International, Inc.*	1,255,500

		10,358,260

Telecommunications Equipment — 0.3%
30,000	Anixter International, Inc.*	1,629,000

Tire & Rubber — 0.2%
18,300	Carlisle Companies, Inc.	1,436,550

Water Utility — 0%
7,000	Aqua America, Inc.	159,460

Wireless Networking — 0.2%
44,000	SBA Communications Corp. Class A*	1,210,000

	Total Common Stocks (Cost $314,522,092)	$477,838,600

U.S. Treasury Obligations — 1.9%
Principal Amount		Value
$3,000,000	U.S. Treasury Notes, 4.00%, 11/15/12	$2,896,524
8,000,000	U.S. Treasury Bonds, 6.13%, 11/15/27	9,281,872

	Total U.S. Treasury Obligations (Cost $11,395,025)	$12,178,396

U.S. Government Agency Obligations — 11.3%
$7,000,000	Federal Home Loan Bank, 3.38%, 2/23/07	$6,982,213
6,000,000	Federal Home Loan Bank, 4.00%, 11/9/07	5,938,410
4,000,000	Federal Home Loan Bank, 3.30%, 12/28/07	3,926,604

Principal Amount		Value

$2,000,000	Federal Home Loan Bank, 4.10%, 6/13/08	$1,972,328
4,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	3,947,424
6,000,000	Federal Home Loan Mortgage Corp., 4.88%, 3/15/07	5,996,154
4,000,000	Federal Home Loan Mortgage Corp., 3.25%, 11/2/07	3,935,724
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	983,064
2,000,000	Federal Home Loan Mortgage Corp., 5.88%, 3/21/11	2,056,550
4,000,000	Federal Home Loan Mortgage Corp., 5.25%, 11/5/12	3,960,580
2,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	1,950,442
540,166	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	530,724
155,686	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	152,939
299,161	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	293,881
996,442	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	978,859
1,483,700	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	1,483,533
4,639,190	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	4,633,780
4,000,000	Federal National Mortgage Association, 3.31%, 1/26/07	3,994,996
8,000,000	Federal National Mortgage Association, 5.25%, 4/15/07	8,001,632
5,000,000	Federal National Mortgage Association, 3.25%, 1/15/08	4,902,455
2,444,267	Federal National Mortgage Association, 5.00%, 11/1/34	2,362,798
1,906,763	Government National Mortgage Association, 5.50%, 1/15/36	1,897,597

	Total U.S. Government Agency Obligations (Cost $71,309,545)	$70,882,687

Corporate Bonds & Notes — 0.9%
Financial Services–Diversified — 0.9%
$6,000,000	SLM Corp., 3.68%, 2/1/07 (1)	$5,310,480

	Total Corporate Bonds & Notes (Cost $5,965,867)	5,310,480

Total Investment Securities — 90.1% (Cost $403,192,529)		$566,210,163

Short-Term Investments — 9.6%
Repurchase Agreements — 9.6%
$30,300,000	With Morgan Stanley & Co., 4.60%, dated 12/29/06, due 1/2/07, delivery value $30,315,487 (collateralized by $25,630,000 U.S. Treasury Notes 13.25%, due 5/15/14, with a value of $30,888,442)	$30,300,000

See notes to financial statements.

7

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2006

Principal Amount		Value

$30,100,000	With UBS Securities, LLC, 4.50%, dated 12/29/06, due 1/2/07, delivery value $30,115,050 (collateralized by $24,735,000 U.S. Treasury Notes 6.625%, due 2/15/27, with a value of $30,759,115)	$30,100,000

	Total Short-Term Investments (Cost $60,400,000)	$60,400,000

Cash and Other Assets In Excess of Liabilities — (0.3%)		2,064,097

Net Assets — 100.0%		$628,674,260

Net Asset Value Per Outstanding Share ($628,674,260 ÷ 27,143,997 shares outstanding)		$23.16

*	Non-income producing.
(1)	The rate shown on floating rate securities is the rate at the end of the reporting period. The date shown is the date of the next interest rate change.

ADR — American Depositary Receipt

See notes to financial statements.

8

■	Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

December 31, 2006

ASSETS:
Investment securities, at value (cost — $403,192,529)	$566,210,163
Short-term Investments (cost — $60,400,000)	60,400,000
Cash	22,453
Receivable for securities sold	1,420,851
Interest and dividends receivable	1,168,402

Total Assets	629,221,869

LIABILITIES:
Accrued expenses:
Advisory fee	270,281
Service and distribution plan fees	135,157
Trustees’ fees and expenses	14,776
Other	127,395

Total Liabilities	547,609

Net Assets	$628,674,260

NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 27,143,997 shares)	$271,440
Additional paid-in capital	391,955,636
Undistributed net investment income	5,903,017
Accumulated net realized gain on investments	67,526,857
Net unrealized appreciation of investments and foreign exchange translations	163,017,310

Net Assets	$628,674,260

Net Asset Value Per Outstanding Share ($628,674,260 ÷ 27,143,997 shares outstanding)	$23.16

Statement of Operations

For the Year Ended

December 31, 2006

INVESTMENT INCOME:
Interest	$7,741,591
Dividends	4,089,280

Total Income	11,830,871

Expenses:
Advisory fee	3,361,153
Service and distribution plan fees	2,688,923
Auditing and legal fees	187,000
Custodian fees	102,968
Insurance	95,002
Trustees’ fees and expenses	61,502
Printing	18,501
Other	22,250

Total Expenses Before Custody Credits and Waivers	6,537,299
Less: Service and Distribution Plan Fees Waived	(590,077)
Less: Custody Credits	(5,971)

Net Expenses	5,941,251

Net Investment Income	5,889,620

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net realized gain	67,651,282
Change in net unrealized appreciation (depreciation)	(29,325,123)

Net Realized Gain and Change in Net Unrealized Appreciation (Depreciation) on Investments and Foreign Exchange Transactions	38,326,159

NET INCREASE IN NET ASSETS FROM OPERATIONS	$44,215,779

See notes to financial statements.

9

■	Value Line Strategic Asset Management Trust

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
Operations:
Net investment income	$5,889,620	$6,159,833
Net realized gain on investments	67,651,282	49,199,312
Change in net unrealized appreciation (depreciation)	(29,325,123)	7,511,680

Net increase in net assets from operations	44,215,779	62,870,825

Distributions to Shareholders:
Net investment income	(6,173,854)	(3,279,526)
Net realized gains	(9,395,412)	—

Decrease in net assets from distributions to shareholders	(15,569,266)	(3,279,526)

Trust Share Transactions:
Proceeds from sale of shares	8,380,309	15,977,730
Proceeds from reinvestment of dividends and distributions to shareholders	15,569,266	3,279,526
Cost of shares repurchased	(134,933,877)	(141,377,193)

Net decrease from trust share transactions	(110,984,302)	(122,119,937)

Total Decrease in Net Assets	(82,337,789)	(62,528,638)

NET ASSETS:

Beginning of year	711,012,049	773,540,687

End of year	$628,674,260	$711,012,049

Undistributed net investment income, at end of year	$5,903,017	$6,173,767

See notes to financial statements.

10

■	Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

	Years Ended December 31,
	2006		2005	2004	2003	2002
Net asset value, beginning of year	$22.22		$20.46	$18.30	$15.82	$18.36

Income from investment operations:
Net investment income	.24		.20	.09	.07	.13
Net gain (loss) on securities (both realized and unrealized)	1.23		1.65	2.13	2.53	(2.45)

Total from investment operations	1.47		1.85	2.22	2.60	(2.32)

Less distributions:
Dividends from net investment income	(.21)		(.09)	(.06)	(.12)	(.22)
Distributions from net realized gains	(.32)		—	—	—	—

Total distributions	(.53)		(.09)	(.06)	(.12)	(.22)

Net asset value, end of year	$23.16		$22.22	$20.46	$18.30	$15.82

Total return*	6.85%		9.08%	12.19%	16.53%	(12.53)%

Ratios/supplemental data:
Net assets, end of year (in thousands)	$628,674		$711,012	$773,541	$788,773	$788,102
Ratio of expenses to average net assets (1)	.97	%(2)	.95%	.94%	.96%	.73%
Ratio of net investment income to average net assets	.87%		.84%	.42%	.35%	.59%
Portfolio turnover rate	26%		33%	41%	30%	35%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.
(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.
(2)	Ratio reflects expenses grossed up for the voluntary waiver of a portion of the service and distribution fee by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been .88% for the year ended December 31, 2006.

See notes to financial statements.

11

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements

December 31, 2006

1.    Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the “Adviser”), deems appropriate.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A)  Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)  Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

12

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2006

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

(D)  Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E)  Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(F)  Foreign Currency Translation

Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain (loss) on investments and changes in unrealized appreciation (depreciation) on investments.

(G)  Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.    Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Year Ended December 31, 2006	Year Ended December 31, 2005
Shares sold	369,664	763,446
Shares issued in reinvestment of dividends and distributions	731,295	152,607

	1,100,959	916,053
Shares repurchased	(5,950,640)	(6,722,786)

Net decrease	(4,849,681)	(5,806,733)

Dividends per share from net investment income	$.212	$.094

Distributions per share from net realized gains	$.323	$—

13

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2006

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Year Ended December 31, 2006
PURCHASES:
U.S. Treasury and U.S. Government Agency Obligations	$11,263,241
Other Investment Securities	148,940,705

$160,203,946

SALES:
U.S. Treasury and U.S. Government Agency Obligations	$25,723,958
Other Investment Securities	241,612,658

$267,336,616

4.    Income Taxes

At December 31, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$463,592,529

Gross tax unrealized appreciation	$167,584,317
Gross tax unrealized depreciation	(4,566,683)

Net tax unrealized appreciation on investments	$163,017,634

Undistributed ordinary income	$5,903,357

Undistributed long-term gains	$67,526,857

Permanent book tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Trust increased undistributed net investment income by $13,484, decreased accumulated net realized gain on investments by $13,502 and increased paid-in capital by $18. Net assets were not affected by this reclassification. These reclasses are primarily due to differing treatment of premium amortization for tax purposes.

The tax composition of distributions to shareholders for the years ended December 31, 2006 and December 31, 2005 were as follows:

	2006	2005
Ordinary income	$6,173,854	$3,279,526
Long-term capital gain	9,395,412	—

	$15,569,266	$3,279,526

5.    Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $3,361,153 was paid or payable to Value Line, Inc. (the “Adviser”), the Trust’s investment adviser, for the year ended December 31, 2006. This was computed at the rate of  1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising, marketing, and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the year ended December 31, 2006, fees amounting to $2,688,923 before fee waivers were paid or payable to the Distributor under this plan. Effective May 23, 2006 the Distributor voluntarily waived 0.15% of the fee. The fees waived amounted to $590,077. The Distributor has no right to recoup previously waived amounts.

For the year ended December 31, 2006, the Trust’s expenses were reduced by $5,971 under a custody credit arrangement with the Custodian.

Certain officers and trustees of the Adviser and Distributor are also officers and Trustees of the Trust.

14

■	Value Line Strategic Asset Management Trust

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees and Shareholders of

Value Line Strategic Asset Management Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Strategic Asset Management Trust (the “Trust”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 13, 2007

15

■	Value Line Strategic Asset Management Trust

Federal Tax Status of Distributions (Unaudited)

For corporate taxpayers 64.11% of the ordinary income distributions paid during the calendar year 2006, qualify for the corporate dividends received deductions. During the calendar year 2006, 64.58% of the ordinary income distribution are treated as qualified dividends. During the calendar year 2006, the Fund distributed $9,395,412 of long-term capital gain to its shareholders.

16

■	Value Line Strategic Asset Management Trust

Management Information

The following table sets forth information on each Trustee and Officer of the Trust. Each Director serves as a Trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director

Interested Trustee*

Jean Bernhard Buttner Age 72	Chairman of the Board of Trustees and President	Since 1983	Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc.; Chairman and President of each of the 14 Value Line Funds and Value Line Securities Inc. (the “Distributor”)	Value Line, Inc.

Non-Interested Trustees

John W. Chandler 18 Victoria Lane Lanesboro, MA 01237 Age 83	Trustee	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994-2004); Trustee Emeritus and Chairman (1993-1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None

Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 65	Trustee	Since 2000	Customer Support Analyst, Duke Power Company.	None

Francis Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Trustee	Since 2000	Professor of History, Williams College, (1961 to 2003), Professor Emeritus since 2002, Professor Emeritus since 1994 and President, 1985-1994; Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.	Berkshire Life Insurance Company of America

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Trustee	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987-1998.	None

Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Trustee	Since 1983	Chairman, Institute for Political Economy.	A. Schulman Inc. (plastics)

Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Trustee	Since 1996	Senior Financial Advisor, Veritable, L.P. (investment advisor) since 2004; Senior Financial Advisor, Hawthorne, 2001-2004.	None

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s trustees and is available, without charge, upon request by calling 1-800-221-3532.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

17

■	Value Line Strategic Asset Management Trust

Management Information (Continued)

Name, Address and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years

Officers

David T. Henigson Age 49	Vice President, Secretary and Chief Compliance Officer	Since 1994	Director, Vice President and Chief Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 47	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser, 2003-2005; Treasurer of the Adviser since 2005, Treasurer of each of the 14 Value Line Funds.

Howard A. Brecher Age 53	Assistant Secretary, Assistant Treasurer	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

18

■	Value Line Strategic Asset Management Trust

Form N-Q

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

19

Item 2.	Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated John W. Chandler, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an “audit committee financial expert” shall not make such person an “expert” for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees 2006 - $85,234

(b)	Audit-Related fees – None.

(c)	Tax Preparation Fees 2006 -$6,935

(d)	All Other Fees – None

(e) (1)	Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees 2006 -$6,935

(h)	Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	March 9, 2007